Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Detail) ₱ in Millions, $ in Millions	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2023 USD ($)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 385		₱ 96
Total	3,066		3,571
Current Financial Assets
Derivative assets	30		0
Current portion of other financial assets	831		320
Total assets	47,627		47,724
Noncurrent Financial Liabilities
Interest-bearing financial liabilities - net of current portion	258,246		243,152
Derivative financial liabilities – net of current portion (Note 28)	0		12
Total	247,962		233,845
Current Financial Liabilities
Current portion of interest-bearing financial liabilities	23,340		11,646
Current portion of derivative financial liabilities	97		1,021
Total liabilities	473,478		458,341
Foreign currency denominated monetary financial assets [Member]
Noncurrent Financial Assets
Derivative financial assets – net of current portion	385	$ 7	96	$ 2
Total	385	7	96	2
Current Financial Assets
Cash and cash equivalents	2,980	52	4,232	76
Short-term investments			269	5
Trade and other receivables – net	5,596	97	6,411	115
Derivative assets	30	1
Current portion of other financial assets			12
Total current financial assets	8,606	150	10,924	196
Total assets	8,991	157	11,020	198
Foreign currency denominated monetary financial liabilities [Member]
Noncurrent Financial Liabilities
Interest-bearing financial liabilities - net of current portion	38,575	667	37,719	681
Derivative financial liabilities – net of current portion (Note 28)			12
Other noncurrent liabilities	29	1	27
Total	38,604	668	37,758	681
Current Financial Liabilities
Accounts payable	39,621	685	72,797	1,314
Accrued expenses and other current liabilities	13,448	232	11,481	207
Current portion of interest-bearing financial liabilities	797	14	2,149	39
Current portion of derivative financial liabilities	97	2	1,021	18
Total current financial liabilities	53,963	933	87,448	1,578
Total liabilities	₱ 92,567	$ 1,601	₱ 125,206	$ 2,259